Organization and Description of Business - Schedule of Cash Flow Statement (Details) - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow Statement [Line Items]
Net cash provided by (used in) operating activities	$ 129,480	$ 1,618,141	$ (1,801,113)
Net cash used in investing activities	(189,408)
Net cash provided by (used in) financing activities	$ (169,042)	$ 42,134	$ (508,149)